UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        LS POWER PARTNERS, LP
Address:     1700 BROADWAY
             35TH FLOOR
             NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JAMES BARTLETT
Title:       PRESIDENT
Phone:       212-615-3456

Signature, Place, and Date of Signing:

JAMES BARTLETT                  NEW YORK, NY                NOVEMBER 15, 2010
 [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            2

Form 13F Information Table Value Total:         $617,478
                                               (thousands)

List of Other Included Managers:                   NONE

COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5               COLUMN 6    COLUMN 7   COLUMN 8
                 TITLE                                  SHRS
                 OF                         VALUE       OR PRN      SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER   CLASS          CUSIP       (X1000)     AMOUNT      PRN  CALL  DISCRETION  MANAGERS   SOLE        SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP     COM NEW       131347304     513,057  41,209,416     SH        SOLE               41,209,416      0     0
---------------------------------------------

TRANSALTA CORP   COM           89346D107     104,421   4,884,068     SH        SOLE                4,884,068      0     0
---------------------------------------------

                                                                                                                  0     0


                                                     ------------
                                                         617,478
                                                     ============